Supplemental Information - Supplemental Information of Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Revenues
Net sales	$ 7,211	$ 7,254
Finance and interest income	329	297
Total revenues	7,540	7,551
Costs and Expenses
Cost of goods sold	5,877	5,914
Selling, general and administrative expenses	752	725
Research and development expenses	257	264
Restructuring expenses	12	9
Interest expense	311	272
Other, net	112	103
Total Costs and Expenses	7,321	7,287
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	219	264
Income taxes	143	138
Equity in income of unconsolidated subsidiaries and affiliates	25	25
Net Income	100	111
Industrial Activities [Member]
Revenues
Net sales	7,213	7,257
Finance and interest income	60	68
Total revenues	7,273	7,325
Costs and Expenses
Cost of goods sold	5,879	5,917
Selling, general and administrative expenses	665	655
Research and development expenses	257	264
Restructuring expenses	12	9
Interest expense	195	180
Interest compensation to Financial Services	86	79
Other, net	89	53
Total Costs and Expenses	7,183	7,157
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	90	168
Income taxes	95	100
Equity in income of unconsolidated subsidiaries and affiliates	21	22
Results from intersegment investments	85	61
Net Income	101	151
Financial services [Member]
Revenues
Finance and interest income	440	417
Total revenues	440	417
Costs and Expenses
Selling, general and administrative expenses	87	70
Interest expense	172	166
Other, net	52	85
Total Costs and Expenses	311	321
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	129	96
Income taxes	48	38
Equity in income of unconsolidated subsidiaries and affiliates	4	3
Results from intersegment investments	1	(2)
Net Income	$ 86	$ 59